WARRANTS	13 Months Ended
Dec. 31, 2021
WARRANTS
Warrants

17. WARRANTS

The following is a summary of warrants outstanding at December 31, 2021 and November 30, 2020 and changes during the periods then ended.

	Number of warrants	Weighted average exercise prices	Grant date fair value
Balance as of December 1, 2019	-	$-	$-
Private placements	12,632,900	0.40	800,821
Broker warrants issued	420,000	0.40	26,640
Balance, November 30, 2020	13,052,900	$0.40	$827,461
Private placements	30,790,738	0.60	1,922,784
Broker warrants issued	2,823,203	0.49	204,006
Warrants exercised	(480,000)	0.40	(30,443)
Balance, December 31, 2021	46,186,841	$0.54	$2,923,808

In connection with the private placement on October 2, 2020 (Note 15(b)), 12,032,900 warrants were issued. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.40 until October 2, 2022. The fair value of the warrants of $762,766, was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price of $0.187, expected dividend yield of 0%, expected volatility of 100%, based on the historical volatility of comparable companies, a risk-free interest rate of 0.25% and an expected life of 2 years. In addition, the Company issued 420,000 broker warrants in connection with the financing. The fair value of the broker warrants of $26,640 was estimated using the Black-Scholes option pricing model with the same weighted average assumptions.

In connection with the private placement on November 17, 2020 (Note 15(b)), 600,000 warrants were issued. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.40 until November 17, 2022. The fair value of the warrants of $38,055, was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price of $0.187, expected dividend yield of 0%, expected volatility of 100%, based on the historical volatility of comparable companies, a risk-free interest rate of 0.27% and an expected life of 2 years.

In connection with the private placement on February 19, 2021 (Note 15(b)), 1,190,738 warrants were issued. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.60 until February 19, 2024. The fair value of the warrants of $109,470, was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price of $0.34, expected dividend yield of 0%, expected volatility of 52.8%, based on the historical volatility of comparable companies, a risk-free interest rate of 0.30% and an expected life of 3 years. In addition, the Company issued 166,703 broker warrants in connection with the financing. The fair value of the broker warrants of $13,333 was estimated using the Black-Scholes option pricing model with the same weighted average assumptions.

In connection with the bought deal private placement on March 4, 2021 (Note 15(b)), 8,350,000 warrants were issued. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.60 until March 4, 2024. The fair value of the warrants of $767,257, was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price of $0.42, expected dividend yield of 0%, expected volatility of 52.6%, based on the historical volatility of comparable companies, a risk-free interest rate of 0.48% and an expected life of 3 years. In addition, the Company issued 1,169,000 broker warrants in connection with the financing. The fair value of the broker warrants of $93,436 was estimated using the Black-Scholes option pricing model with the same weighted average assumptions.

In connection with the bought deal private placement on July 22, 2021 (Note 15(b)), 21,250,000 warrants were issued. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.60 until July 22, 2023. The fair value of the warrants of $1,045,787, was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price of $0.40, expected dividend yield of 0%, expected volatility of 46.6%, based on the historical volatility of comparable companies, a risk-free interest rate of 0.45% and an expected life of 2 years. In addition, the Company issued 1,487,500 broker warrants with exercise prices of $0.40 in connection with the financing. The fair value of the broker warrants of $97,237 was estimated using the Black-Scholes option pricing model with the same weighted average assumptions.

At December 31, 2021, outstanding warrants to acquire common shares of the Company were as follows:

Exercise price	Number of warrants	Expiry date	Weighted average remaining life in years
$0.40	11,972,900	Sunday, October 2, 2022	0.75
$0.40	600,000	Thursday, November 17, 2022	0.88
$0.60	1,357,441	Monday, February 19, 2024	2.14
$0.60	9,519,000	Monday, March 4, 2024	2.18
$0.60	21,250,000	Saturday, July 22, 2023	1.56
$0.40	1,487,500	Monday, July 22, 2024	2.56

Total	46,186,841		1.52